Commitments and Contingencies (Future Minimum Commitments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Capital Lease Obligations
2016	$ 1
2017	1
2018	2
2019	2
2020	5
Later years	0
Total minimum lease payments	11
Less imputed interest costs	2
Present value of net minimum lease payments	9
Operating Lease Obligations
2016	53
2017	51
2018	41
2019	36
2020	30
Later years	106
Total minimum lease payments	$ 317